PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of March 31, 2022 and December 31, 2021 are summarized below:

	As of March 31, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$53,879	53,879
Purchase of office equipment	3,496	-
Accumulated depreciation	(4,421)	(1,780)
Foreign exchange translation	(326)	14
Balance as at March 31, 2022, December 31, 2021	$52,628	52,113

Property, plant and equipment as of June 30, 2022 and December 31, 2021 are summarized below:

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$53,879	53,879
Purchase of office equipment	3,496	-
Accumulated depreciation	(7,005)	(1,780)
Foreign exchange translation	(2,702)	14
Balance as at June 30, 2022, December 31, 2021	$47,668	52,113

Property, plant and equipment as of September 30, 2022 and December 31, 2021 are summarized below:

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$57,375	53,879
Accumulated depreciation	(9,512)	(1,780)
Foreign exchange translation	(5,036)	14
Balance as at September 30, 2022, December 31, 2021	$42,827	52,113

Property, plant and equipment as of December 31, 2021 are summarized below:

As of December 31, 2021 (Audited)
Cost	$53,879
Accumulated depreciation	(1,780)
Foreign exchange translation	14
Balance as at December 31, 2021	$52,113